FUS P1 P2 10/19

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE PROSPECTUSES

DATED MAY 1, 2019 OF

FRANKLIN U.S. GOVERNMENT SECURITIES VIP fund

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The “Fund Summaries – Investment Manager” section on page FUS-S4 is revised to add the following:

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisors.

II.  The “Fund Summaries – Portfolio Managers” section on page FUS-S4 is replaced with the following:

Paul Varunok   Portfolio Manager of Advisers and portfolio manager of the Fund since 2004.

Neil Dhruv   Portfolio Manager of FT Institutional and portfolio manager of the Fund since October 2019.

III.  The “Fund Details – Management” section on page FUS-D5 is revised to add the following:

With respect to Franklin U.S. Government Securities VIP Fund, under separate agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services). FT Institutional is a wholly owned subsidiary of Franklin Resources, Inc. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

IV.  The portfolio management team under the “Fund Details – Management” section on page FUS-D5 is revised as follows:

The Fund is managed by the following dedicated professionals focused on investments in U.S. government securities:

Paul Varunok

Portfolio Manager of Advisers

Mr. Varunok has been portfolio manager of the Fund since 2004 and assumed the duties of co-lead portfolio manager in October 2019. He joined Franklin Templeton in 2001.

Neil Dhruv

Portfolio Manager of FT Institutional

Mr. Dhruv has been co-lead portfolio manager of the Fund since October 2019. He joined Franklin Templeton in 2002.

As co-lead portfolio managers, Messrs. Varunok and Dhruv have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

VIP SA1 10/19

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019 OF

FRANKLIN U.S. GOVERNMENT SECURITIES VIP fund

(a series of Franklin Templeton Variable Insurance Products Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

I.  The following paragraph is added to the “Management and Other Services” section of the SAI:

With respect to Franklin U.S. Government Securities VIP Fund, under a separate agreements with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services). FT Institutional is wholly owned and is a subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

II.  The following is added to the “Management and Other Services – Portfolio Managers” section of the SAI:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Neil Dhruv[5]	0	N/A	0	N/A	0	N/A

5. Neil Dhruv became a portfolio manager of the U.S. Government Securities VIP Fund in October 2019. Information for him is provided as of September 30, 2019.

Please keep this supplement with your statement of additional information for future reference.